UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 028-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry R. Feirstein
Title:
Phone:    (646) 521-8300

Signature, Place and Date of Signing:


/s/ Barry Feirstein             New York, New York           February 5, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $54,076
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                               TITLE OF                 VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE      SHARED NONE
--------------                   -----       -----     --------   -------   --- ----   ----------   --------   ----      ------ ----
CALAVO GROWERS INC             COM         128246105     1,137       60,000 X                                     60,000
CBEYOND INC                    COM         149847105     3,899      100,000 X                                    100,000
COLLECTORS UNIVERSE INC        COM NEW     19421R200     1,845      150,000 X                                    150,000
DG FASTCHANNEL INC             COM         23326R109    12,820      500,000 X                                    500,000
DTS INC                        COM         23335C101     4,091      160,000 X                                    160,000
HEALTH GRADES INC              COM         42218Q102     1,488      250,000 X                                    250,000
INTERDIGITAL INC               COM         45867G101     1,167       50,000 X                                     50,000
MIPS TECHNOLOGIES INC          COM         604567107       992      200,000 X                                    200,000
MOVE INC COM                   COM         62458M108       980      400,000 X                                    400,000
NUMEREX CORP PA                CL A        67053A102       413       50,000 X                                     50,000
ORBCOMM INC                    COM         68555P100    11,008    1,750,000 X                                  1,750,000
POWER INTEGRATIONS INC         COM         739276103     1,033       30,000 X                                     30,000
PRINCETON REVIEW INC           COM         742352107       833      100,000 X                                    100,000
PROGRESSIVE GAMING INTL CORP   COM         74332S102       124       50,000 X                                     50,000
RICKS CABARET INTL INC         COM NEW     765641303     6,057      225,000 X                                    225,000
SOURCEFORGE INC                COM         83616W101     1,225      500,000 X                                    500,000
SYNERGETICS USA INC            COM         87160G107        24       10,000 X                                     10,000
TITAN MACHY INC                COM         88830R101       131       10,000 X                                     10,000
VCG HLDG CORP                  COM         91821K101     4,407      325,000 X                                    325,000
ZIPREALTY INC                  COM         98974V107       403       72,000 X                                     72,000

SK 00618 0001 851099